Defensive Market Strategies Fund Investment Objectives and Goals - Defensive Market Strategies Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	GuideStone Funds Defensive Market Strategies® Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defensive Market Strategies Fund seeks to provide long-term capital appreciation with reduced volatility compared to the equity market.